Comprehensive Income and Shareholders' Equity (Details) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 09, 2006
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative Translation Adjustment	$ 134.5	$ 161.7
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	3.4	2.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(0.8)	(1.0)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(93.5)	(71.1)
Accumulated Other Comprehensive Items	43.6	92.0
Other Comprehensive Income Disclosures [Abstract]
Other Comprehensive Income Reclassification Adjustment For Sale Of Securities Included In Net Income, Net Of Tax	0.1	(0.7)	(4.3)
Other Comprehensive Income, Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(0.2)	(0.2)	(0.2)
Other Comprehensive Income Reclassification Of Defined Benefit Plans RecognizedI n Net Periodic Benefit Cost, Net Of Tax	1.2	1.1	1.0
Class Of Stock Disclosures
Common Stock, Capital Shares Reserved for Future Issuance	51,693,436
Preferred Stock, $100 Par Value - Shares Authorized	50,000	50,000
Preferred Stock, $100 Par Value - Par Value	$ 100	$ 100
Warrants [Abstract]
Number Of Common Stock Called By Warrants				3,307,170
Exercise Price Per Share Of Warrants				$ 4.83
Fair Value of Warrants Outstanding				$ 113.2